ING Equity Trust

ING SmallCap Opportunities Fund

ING MidCap Opportunities Fund

(each a “Fund,” and collectively, the “Funds”)

Supplement dated January 15, 2008

to the Class A, Class B, Class C and Class M Prospectus

 and Class I and Class Q Prospectus,

each dated September 28, 2007

and to the Class W Prospectus,

dated December 17, 2007

The Board of Trustees of ING Equity Trust (“Board”) approved changes in the Funds’ advisory fees and the expense limit for ING MidCap Opportunities Fund, effective January 1, 2008.  Additionally, the Board approved an extension of the side letter expense limitation for ING SmallCap Opportunities Fund, effective December 17, 2007.

Class A, Class B, Class C and Class M Prospectus

1.              The information relating to the Funds in the table entitled “Operating Expenses Paid Each Year by the Funds(1)  – Class A” on page 26 of the Class A, Class B, Class C and Class M Prospectus is hereby deleted and replaced with the following:

Fund	Management Fees	Distribution and Service (12b-1) Fees		Other Expenses		Acquired Fund Fees and Expenses(2)		Total Fund Operating Expenses	Waivers, Reimbursements, and Recoupments(3)	Net Fund Operating Expenses
ING MidCap Opportunities Fund	0.75	0.30	(9)	0.54	(4)	0.00	(7)	1.59	(0.24)	1.35
ING SmallCap Opportunities Fund	0.90	0.30	(9)	0.56	(4)	0.00	(7)	1.76	(0.26)	1.50

2.              The information relating to the Funds in the table entitled “Operating Expenses Paid Each Year by the Funds(1)  – Class B” on page 27 of the Class A, Class B, Class C and Class M Prospectus is hereby deleted and replaced with the following:

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses(2)		Total Fund Operating Expenses	Waivers, Reimbursements, and Recoupments(3)	Net Fund Operating Expenses
ING MidCap Opportunities Fund	0.75	1.00	0.54	(4)	0.00	(7)	2.29	(0.19)	2.10
ING SmallCap Opportunities Fund	0.90	1.00	0.56	(4)	0.00	(7)	2.46	(0.21)	2.25

3.              The information relating to the Funds in the table entitled “Operating Expenses Paid Each Year by the Funds(1)  – Class C” on page 27 of the Class A, Class B, Class C and Class M Prospectus is hereby deleted and replaced with the following:

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses(2)		Total Fund Operating Expenses	Waivers, Reimbursements, and Recoupments(3)	Net Fund Operating Expenses
ING MidCap Opportunities Fund	0.75	1.00	0.54	(4)	0.00	(7)	2.29	(0.19)	2.10
ING SmallCap Opportunities Fund	0.90	1.00	0.56	(4)	0.00	(7)	2.46	(0.21)	2.25

4.              The fifth sentence in footnote (3) following the tables on page 28 of the Class A, Class B, Class C and Class M Prospectus is hereby revised as follows:

Additionally, effective January 1, 2008, pursuant to a side agreement, ING Investments, LLC lowered the expense limits for ING MidCap Opportunities Fund to 1.35%, 2.10% and 2.10% for Class A, Class B and Class C shares, respectively through October 1, 2009.  If, after October 1, 2009, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING MidCap Opportunities Fund’s expense limitation agreement of 1.75%, 2.45% and 2.45% for Class A, Class B and Class C shares respectively.

5.              The seventh sentence in footnote (3) following the tables on page 28 of the Class A, Class B, Class C and Class M Prospectus is hereby revised as follows:

Finally, pursuant to a side agreement effective December 17, 2007,  ING Investments, LLC effected expense limits for ING SmallCap Opportunities Fund of 1.50%, 2.25% and 2.25% for Class A, Class B and Class C shares, respectively, through October 1, 2009.

6.              The information relating to the Funds in the tables entitled “Examples” beginning on page 29 of the Class A, Class B and Class C Prospectus is hereby deleted and replaced with the following:

Class A

Fund	1 Year	3 Years	5 Years	10 Years
ING MidCap Opportunities Fund(1)	705	1,026	1,370	2,337
ING SmallCap Opportunities Fund(1)	719	1,073	1,451	2,509

Class B

	If you sell your shares				If you don’t sell your shares
Fund	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING MidCap Opportunities Fund(1)	713	997	1,408	2,435	213	697	1,208	2,435
ING SmallCap Opportunities Fund(1)	728	1,047	1,492	2,608	228	747	1,292	2,608

Class C

	If you sell your shares				If you don’t sell your shares
Fund	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING MidCap Opportunities Fund(1)	313	697	1,208	2,611	213	697	1,208	2,611
ING SmallCap Opportunities Fund(1)	328	747	1,292	2,780	228	747	1,292	2,780

Class I and Class Q Prospectus

7.              The information relating to the Funds in the table entitled “Operating Expenses Paid Each Year by the Funds(1)  – Class I” on page 24 of the Class I and Class Q Prospectus is hereby deleted and replaced with the following:

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses(2)		Total Fund Operating Expenses	Waivers, Reimbursements, and Recoupments(3)	Net Fund Operating Expenses
ING MidCap Opportunities Fund	0.75	__	0.35	(4)	0.00	(7)	1.10	__	1.10
ING SmallCap Opportunities Fund	0.90	__	0.35	(4)	0.00	(7)	1.25	__	1.25

8.              The information relating to the Funds in the table entitled “Operating Expenses Paid Each Year by the Funds(1)  – Class Q” on page 25 of the Class I and Class Q Prospectus is hereby deleted and replaced with the following:

Fund	Management Fees	Service Fees	Other Expenses(4)	Acquired Fund Fees and Expenses(2)		Total Fund Operating Expenses	Waivers, Reimbursements, and Recoupments(3)	Net Fund Operating Expenses
ING MidCap Opportunities Fund	0.75	0.25	0.35	0.00	(7)	1.35	__	1.35
ING SmallCap Opportunities Fund	0.90	0.25	0.35	0.00	(7)	1.50	__	1.50

9.              The fifth sentence in footnote (3) following the tables on page 25 of the Class I and Class Q Prospectus is hereby revised as follows:

Additionally, effective January 1, 2008, pursuant to a side agreement, ING Investments, LLC lowered the expense limits for ING MidCap Opportunities Fund to 1.10% and 1.35% for Class I, and Class Q shares, respectively through October 1, 2009.  If, after October 1, 2009, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING MidCap Opportunities Fund’s expense limitation agreement of 1.45% and 1.60% for Class A, Class I and Class Q shares respectively.

10.       The seventh sentence in footnote (3) following the tables on page 25 of the Class I and Class Q Prospectus is hereby revised as follows:

Finally, pursuant to a side agreement effective December 17, 2007,  ING Investments, LLC effected expense limits for ING SmallCap Opportunities Fund of 1.25% and 1.50% for Class I and Class Q shares, respectively, through October 1, 2009.

11.       The information relating to the Funds in the tables entitled “Examples” beginning on page 26 of the Class I and Class Q Prospectus is hereby deleted and replaced with the following:

Class I

Fund	1 Year	3 Years	5 Years	10 Years
ING MidCap Opportunities Fund	112	350	606	1,340
ING SmallCap Opportunities Fund	127	397	686	1,511

Class Q

Fund	1 Year	3 Years	5 Years	10 Years
ING MidCap Opportunities Fund	137	428	739	1,624
ING SmallCap Opportunities Fund	153	474	818	1,791

Class W Prospectus

12.        The information relating to the ING SmallCap Opportunities Fund in the table entitled “Operating Expenses Paid Each Year by the Funds(1)  – Class W” on page 16 of the Class W Prospectus is hereby deleted and replaced with the following:

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)		Total Fund Operating Expenses	Waivers, Reimbursements, and Recoupments(4)	Net Fund Operating Expenses
ING SmallCap Opportunities Fund	0.90	__	0.56	0.00	(6)	1.46	(0.21)	1.25

13.         The information relating to ING SmallCap Opportunities Fund in the table entitled “Examples” on page 17 of the Class W Prospectus is hereby deleted and replaced with the following:

Class W

Fund	1 Year	3 Years	5 Years	10 Years
ING SmallCap Opportunities Fund(1)	127	441	777	1,728

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Equity Trust

ING SmallCap Opportunities Fund

ING MidCap Opportunities Fund

(each a “Fund,” and collectively, the “Funds”)

Supplement dated January 15, 2008

to the Class A, Class B, Class C, Class I,

Class M, Class O and Class Q shares

Statement of Additional Information (“SAI”),

 dated September 28, 2007

and to the Class W shares SAI,

dated December 17, 2007

The Board of Trustees of ING Equity Trust (“Board”) approved changes in the Funds’ advisory fees and sub-advisory fees and the expense limit for ING MidCap Opportunities Fund, effective January 1, 2008.  Additionally, the Board approved an extension of the side letter expense limitation for ING SmallCap Opportunities Fund, effective December 17, 2007.

The SAIs are hereby revised as follows:

Class A, Class B, Class C, Class I, Class M, Class O and Class Q shares SAI

1.                                      The information relating to the Funds in the table entitled “Advisory Fees” beginning on page 105 of the Class A, Class B, Class, Class C, Class I, Class M, Class O and Class Q shares SAI is hereby deleted and replaced with the following:

Fund	Annual Investment Management Fee
MidCap Opportunities	0.75% of the Fund’s average daily net assets.
SmallCap Opportunities(1)

0.90% on the first $250 million of the Fund’s average daily net assets;
0.80% on the next $250 million of the Fund’s average daily net assets;
and 0.75% of the Fund’s average daily net assets in excess of $500 million.

2.                                       The information relating to the Funds in the table entitled “Sub-Advisory Fees” beginning on page 110 of the Class A, Class B, Class, Class C, Class I, Class M, Class O and Class Q shares SAI is hereby deleted and replaced with the following:

Fund	Annual Sub-Advisory Fee
MidCap Opportunities(1)	0.3375% of the Fund’s average daily net assets.
SmallCap Opportunities(1)

0.405% on the first $250 million of the Fund’s average daily net assets;
0.36% on the next $250 million of the Fund’s average daily net assets;
and 0.3375% of the Fund’s average daily net assets in excess of $500 million.

3.                                       Footnote (1) to the table entitled “Expense Limitation Agreements” on page 107  is hereby deleted and replaced with the following:

(1)           Effective January 1, 2008, pursuant to a side agreement, ING Investments has lowered the contractual expense limits for MidCap Opportunities Fund through

October 1, 2009.  The expense limits for MidCap Opportunities Fund are 1.35%, 2.10%, 2.10%, 1.10% and 1.35% for Class A, Class B, Class C, Class I and Class Q shares, respectively.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if ING Investments elects to renew it.  If, after October 1, 2009, ING Investments elects not to renew the side agreements the expense limits will revert to the limits listed in the table above.  Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

4.                                       Footnote (2) to the table entitled “Expense Limitation Agreements” on page 107  is hereby deleted and replaced with the following:

(2)          Effective December 17, 2007, pursuant to a side agreement, ING Investments effected expense limits for SmallCap Opportunities Fund through October 1, 2009.  The expense limits for SmallCap Opportunities Fund are 1.50%, 2.25%, 2.25%, 1.25% and 1.50% for Class A, Class B, Class C, Class I and Class Q shares, respectively.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if ING Investments elects to renew it. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

Class W shares SAI

(3)          The information relating to ING SmallCap Opportunities Fund in the table entitled “Advisory Fees” beginning on page 95 of the Class W shares SAI is hereby deleted and replaced with the following:

Fund	Annual Investment Management Fee
SmallCap Opportunities (1)

0.90% on the first $250 million of the Fund’s average daily net assets;
0.80% on the next $250 million of the Fund’s average daily net assets;
and 0.75% of the Fund’s average daily net assets in excess of $500 million.

(4)          The information relating to ING SmallCap Opportunities Fund in the table entitled “Sub-Advisory Fees” beginning on page 100 of the Class W shares SAI is hereby deleted and replaced with the following:

Fund	Annual Sub-Advisory Fee
SmallCap Opportunities (1)

0.405% on the first $250 million of the Fund’s average daily net assets;
0.36% on the next $250 million of the Fund’s average daily net assets;
and 0.3375% of the Fund’s average daily net assets in excess of $500 million.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE